NOTES PAYABLE AND OTHER DEBT (Senior Debt - Bonds) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015	Nov. 20, 2015	Jun. 30, 2015
Debt Instrument [Line Items]
Fixed interest rate (as a percent)						18.00%
Unamortized discounts on bonds		$ 191	$ 188	$ 205
Debt instrument, outstanding amount		82,357	$ 74,120	125,676
Principal amount of the debt instrument						$ 6,400
Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Debt instrument, outstanding amount		7,145		$ 7,230
Riverchase | Series 2010 A Bonds
Debt Instrument [Line Items]
Principal amount of the debt instrument		5,800
Riverchase | Series 2010 B Bonds
Debt Instrument [Line Items]
Principal amount of the debt instrument		$ 500
Riverchase | Series 2010 Bonds
Debt Instrument [Line Items]
Percentage of principal amount at which debt may be required to be repurchased after May 31, 2015		100.00%
Effective interest rate (as a percent)		7.90%
Eaglewood ALF | Series 2012A Bonds
Debt Instrument [Line Items]
Proceeds from issuance of debt	$ 6,600
Eaglewood ALF | Series 2012B Bonds
Debt Instrument [Line Items]
Proceeds from issuance of debt	600
Eaglewood ALF | Series 2012 Bonds
Debt Instrument [Line Items]
Unamortized discounts on bonds	$ 300
Discontinued Operations, Held-for-sale or Disposed of by Sale | Omega | Riverchase Village ADK LLC
Debt Instrument [Line Items]
Aggregate purchase price					$ 6,900